VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 3.8%
58,672	(1)	IAC, Inc.	$3,027,475	0.9
42,010	(1)	Liberty Broadband Corp. - Series C	3,432,217	1.1
102,598	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	2,871,718	0.9
25,773	(1)	Take-Two Interactive Software, Inc.	3,074,719	0.9
			12,406,129	3.8

		Consumer Discretionary: 10.8%
1,830	(1)	Autozone, Inc.	4,498,414	1.4
58,460		Bath & Body Works, Inc.	2,138,467	0.7
24,819		Best Buy Co., Inc.	1,942,583	0.6
37,960		Carter's, Inc.	2,730,083	0.8
17,010		Darden Restaurants, Inc.	2,639,272	0.8
22,350	(1)	Expedia Group, Inc.	2,168,621	0.7
16,050		Genuine Parts Co.	2,685,326	0.8
82,490		LKQ Corp.	4,682,132	1.4
22,100	(1)	Mohawk Industries, Inc.	2,214,862	0.7
201,666		Newell Brands, Inc.	2,508,725	0.8
28,190		Ralph Lauren Corp.	3,288,927	1.0
86,790		Tapestry, Inc.	3,741,517	1.1
			35,238,929	10.8

		Consumer Staples: 4.4%
10,960		Constellation Brands, Inc.	2,475,755	0.8
52,342		Energizer Holdings, Inc.	1,816,267	0.5
67,930		Keurig Dr Pepper, Inc.	2,396,570	0.7
50,750		Kroger Co.	2,505,528	0.8
24,760	(1)	Post Holdings, Inc.	2,225,181	0.7
80,630	(1)	US Foods Holding Corp.	2,978,472	0.9
			14,397,773	4.4

		Energy: 2.6%
105,190		Coterra Energy, Inc.	2,581,363	0.8
14,544		Diamondback Energy, Inc.	1,965,912	0.6
134,720		Williams Cos., Inc.	4,022,739	1.2
			8,570,014	2.6

		Financials: 22.2%
21,100		Ameriprise Financial, Inc.	6,467,150	2.0
61,650	(1)	Arch Capital Group Ltd.	4,184,186	1.3
109,410		Citizens Financial Group, Inc.	3,322,782	1.0
25,570		Discover Financial Services	2,527,339	0.8
142,180		Fifth Third Bancorp	3,787,675	1.1
3,330		First Citizens BancShares, Inc.	3,240,423	1.0
14,520	(1)	FleetCor Technologies, Inc.	3,061,542	0.9
12,080		Globe Life, Inc.	1,329,042	0.4
59,580		Hartford Financial Services Group, Inc.	4,152,130	1.3
437,165		Huntington Bancshares, Inc.	4,896,248	1.5
96,712		Loews Corp.	5,611,230	1.7
42,983		M&T Bank Corp.	5,139,477	1.6
171,230		MGIC Investment Corp.	2,297,907	0.7
29,161		Northern Trust Corp.	2,569,959	0.8
44,485		Raymond James Financial, Inc.	4,149,116	1.3
239,930		Regions Financial Corp.	4,453,101	1.4
10,550		RenaissanceRe Holdings Ltd.	2,113,587	0.6
54,731		State Street Corp.	4,142,589	1.3
21,945		T. Rowe Price Group, Inc.	2,477,590	0.7
44,417		WR Berkley Corp.	2,765,402	0.8
			72,688,475	22.2

		Health Care: 8.6%
36,660		AmerisourceBergen Corp.	5,869,633	1.8
29,360	(1)	Globus Medical, Inc.	1,662,950	0.5
61,790	(1)	Henry Schein, Inc.	5,038,357	1.5
21,370	(1)	Jazz Pharmaceuticals PLC	3,127,072	1.0
14,400		Laboratory Corp. of America Holdings	3,303,648	1.0
19,410		Quest Diagnostics, Inc.	2,746,127	0.8
16,400		Universal Health Services, Inc.	2,084,440	0.6
34,380		Zimmer Biomet Holdings, Inc.	4,441,896	1.4
			28,274,123	8.6

		Industrials: 13.9%
17,471		Acuity Brands, Inc.	3,192,476	1.0
30,210		Ametek, Inc.	4,390,419	1.3
12,200		Carlisle Cos., Inc.	2,758,054	0.8
18,030		Dover Corp.	2,739,478	0.8
59,110		Fortune Brands Innovations, Inc.	3,471,530	1.1
16,390		Hubbell, Inc.	3,987,851	1.2
14,160		IDEX Corp.	3,271,385	1.0
47,380		ITT, Inc.	4,088,894	1.3
24,020		Lincoln Electric Holdings, Inc.	4,061,782	1.2
29,430	(1)	Middleby Corp.	4,314,732	1.3
19,241		Snap-On, Inc.	4,750,411	1.5
45,770		Southwest Airlines Co.	1,489,356	0.5
35,520		Timken Co.	2,902,694	0.9
			45,419,062	13.9

		Information Technology: 6.7%
47,140		Amphenol Corp.	3,852,281	1.2
22,790		CDW Corp.	4,441,543	1.3
28,470		Gen Digital, Inc.	488,545	0.1
36,790	(1)	GoDaddy, Inc.	2,859,319	0.9
32,440		Jabil, Inc.	2,859,911	0.9
15,740		Motorola Solutions, Inc.	4,503,686	1.4
6,650	(1)	Teledyne Technologies, Inc.	2,974,944	0.9
			21,980,229	6.7

		Materials: 6.2%
35,425		Ball Corp.	1,952,272	0.6
13,960		Celanese Corp. - Series A	1,520,105	0.5
37,930		Freeport-McMoRan, Inc.	1,551,716	0.5

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
11,585		Martin Marietta Materials, Inc.	$4,113,370	1.2
25,580		Packaging Corp. of America	3,551,271	1.1
42,240		RPM International, Inc.	3,685,018	1.1
71,020		Silgan Holdings, Inc.	3,811,643	1.2
			20,185,395	6.2

		Real Estate: 11.0%
86,270		American Homes 4 Rent	2,713,191	0.8
15,130		AvalonBay Communities, Inc.	2,542,748	0.8
28,530		Boston Properties, Inc.	1,544,044	0.5
96,370		Brixmor Property Group, Inc.	2,073,882	0.6
39,030	(1)	CBRE Group, Inc.	2,841,774	0.9
6,750		Essex Property Trust, Inc.	1,411,695	0.4
15,450		Federal Realty Investment Trust	1,526,924	0.5
78,050		Host Hotels & Resorts, Inc.	1,287,045	0.4
48,990		JBG SMITH Properties	737,789	0.2
123,090		Kimco Realty Corp.	2,403,948	0.7
11,485		Mid-America Apartment Communities, Inc.	1,734,694	0.5
97,470		Rayonier, Inc.	3,241,852	1.0
26,480		Regency Centers Corp.	1,620,046	0.5
27,280		Rexford Industrial Realty, Inc.	1,627,252	0.5
10,760		Sun Communities, Inc.	1,515,869	0.5
30,630		Ventas, Inc.	1,327,811	0.4
104,340		Weyerhaeuser Co.	3,143,764	1.0
32,730	(2)	WP Carey, Inc.	2,534,939	0.8
			35,829,267	11.0

		Utilities: 8.9%
89,090		CMS Energy Corp.	5,468,344	1.7
39,330		Edison International	2,776,305	0.8
46,290		Entergy Corp.	4,987,285	1.5
42,775		National Fuel Gas Co.	2,469,828	0.8
8,180		Sempra Energy	1,236,489	0.4
60,560		WEC Energy Group, Inc.	5,740,482	1.8
94,130		Xcel Energy, Inc.	6,348,127	1.9
			29,026,860	8.9

	Total Common Stock
	(Cost $262,209,279)		324,016,256	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Repurchase Agreements: 0.8%
1,000,000	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,020,000, due 11/01/49-02/01/51)	$1,000,000	0.3
556,643	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $556,863, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $567,776, due 12/26/24-03/20/53)	556,643	0.2
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,020,000, due 04/06/23-02/20/53)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $2,556,643)		2,556,643	0.8

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,869,232	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $2,869,232)	2,869,232	0.9

	Total Short-Term Investments
	(Cost $5,425,875)	5,425,875	1.7

	Total Investments in Securities (Cost $267,635,154)	$329,442,131	100.8
	Liabilities in Excess of Other Assets	(2,686,651)	(0.8)
	Net Assets	$326,755,480	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$324,016,256	$–	$–	$324,016,256
Short-Term Investments	2,869,232	2,556,643	–	5,425,875
Total Investments, at fair value	$326,885,488	$2,556,643	$–	$329,442,131

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $268,820,965.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$79,977,796
Gross Unrealized Depreciation	(19,356,630)
Net Unrealized Appreciation	$60,621,166